Putnam
Managed
High Yield
Trust


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-98


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Just as an engine may become sluggish during periods of prolonged use, the sustained growth that high-yield bonds enjoyed throughout much of the 1990s stalled during the first half of Putnam Managed High Yield Trust's fiscal 1999. Investors had bid up prices of high-yield bonds as the economy boomed and fears of defaults diminished. However, this summer's flight to quality brought the worst market for high-yield bonds since 1990's recession-bound third quarter. Worried by Russia's financial collapse and subsequent margin calls on certain highly leveraged portfolios, many investors suddenly became extremely risk averse and shied away from high-yield bonds.

Despite the market's setback, Robert M. Paine and Jennifer E. Leichter, your fund's managers, believe that high-yield bonds currently offer investors value. Unlike stocks, high-yield bonds have not fully recovered from the late summer setback and your fund's managers believe that this sector of the market still has appreciation potential, particularly since high-yield bonds tend to perform well in strong equity markets.

During the difficult environment that overshadowed the first half of the fiscal year, your fund provided respectable results at both net asset value and market price. For complete performance information, please refer to the summary that begins on page 7.

* MARKET'S GLOBAL MARGIN CALL CAUSES HIGH-YIELD RETREAT

Seven years of price gains in the high-yield market were effectively eradicated this past summer for reasons that had more to do with global investor sentiment than with the business and economic fundamentals in the United States. Signs of recession overseas, Russia's devastating financial collapse, an unexpectedly weak U.S. jobs report, lower-than-expected corporate earnings forecasts, and broad-based selling of high-yield debt by highly leveraged, distressed hedge funds created a sky-is-falling atmosphere. In response, investors came stampeding out of just about any fixed-income security that involved credit risk. The result was lower prices on all types of corporate bonds, including the high-yield bonds in which your fund invests.

Many observers have been tempted to compare today's environment to the difficult period high-yield investors experienced in 1989 and 1990, when the yield spreads between high-yield bonds and Treasury securities (the difference in yield between bonds with similar maturities) had widened drastically. However, investors should be reminded that the 1989 and 1990 period featured 10% default rates on high-yield bonds, high long-term interest rates, and an economy that was sliding into recession.

In contrast, today's environment features economic growth, low inflation, and unusually low default rates. The profile of today's high-yield bond issuers is also different. Many of these companies are in the more growth-oriented cable, media, and technology industries and possess solid balance sheets. Issues of many well-known companies, in fact, currently carry the high-yield tag.

Your fund's management team believes that today's lower bids on high-yield bonds have been based on investor fears of recession -- a concern that Putnam Management does not share at this time. The fund's managers believe the high-yield market is currently undervalued and exceptionally attractive. In their opinion, the valuations, fundamentals, and technicals all spell unusual opportunity for high-yield investors in the months ahead.

* SECTOR SELECTION HELPS FUND NAVIGATE MARKET'S VOLATILITY

Despite the market's volatility, your fund's strategic underweighting in steel and other commodities, along with a focus on key high-yield industries, benefited the fund. High-equity valuations, favorable regulatory developments, and new technologies have allowed the telecommunications sector to evolve rapidly into one of today's most dynamic growth industries.

Global Crossing is a good example of a telecommunications holding that served your fund well during the period. The company is developing undersea fiber-optic cable systems to help satisfy the growing demand for reliable global telecommunications. Global Crossing's Atlantic crossing cable is expected to link the United States, the United Kingdom, the Netherlands, and Germany by 1999. While this holding and others discussed in this report were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Favorable regulatory developments improved the market positions of specialized cellular operators and competitive local exchange carriers (CLECs), including fund holding Intermedia Communications, Inc. Intermedia has experienced continuous revenue growth since its inception in 1986. Building from its original base in Florida, Intermedia now provides integrated telecommunications services nationally with a focus on customers who have a substantial presence in the eastern United States. Through a combination of internally generated growth and targeted acquisitions, the company has expanded its service territory and dramatically increased its customer base.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications     15.4%

Broadcasting            8.4%

Telephone services      5.4%

Recreation and
gaming                  4.2%

Cellular
communications          4.0%

Footnote reads:
*Based on net assets as of 11/30/98. Holdings will vary over time.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding Corporation
Series A, 11.75%, 2005

NEXTEL Communications, Inc.
Series D, $13.00 cumulative preferred

Graphic Controls Corporation
Senior subordinated notes, Series A, 12s, 2005

International Cabletel, Inc.
Stepped coupon, Series B, zero % (11.5%, 2/1/01), 2006

PSF Holdings LLC
Class A

Global Crossing Holdings, Ltd.
Company guaranty 9.625%, 2008

WinStar Communications, Inc. 144A
Senior discount notes, stepped-coupon zero % (14.00%, 10/15/00), 2005

Celcaribe S.A. 144A
13.5%, 2004 (Colombia)

Transamerican Energy
Senior discount notes, stepped-coupon, Series B, zero % (13.00%, 6/15/99),
2002

GST Telecommunications, Inc.
Company guaranty, stepped-coupon zero % (13.875%, 15/15/00), 2005

Footnote reads:
These holdings represent 11.1% of the fund's net assets as of 11/30/98. Portfolio holdings will vary over time.


Merger and acquisition activity continued to benefit many high-yield companies during the period. Corporate bond issuers in the cable television and broadcasting industries continued to take advantage of relaxed regulations, which have increased competition for lucrative business. In both industries, aggressive companies are seizing opportunities through acquisition to secure market share and spread their fixed costs over a greater number of households. Fund holding Chancellor Media Corp., one of the largest radio broadcasting companies in the United States, is one example of this trend. While there can be no assurances, your fund's managers anticipate that Chancellor should continue to show record cash flow growth due to the integration of several acquisitions, including Capstar, a major radio company, LIN Television, and the Whiteco outdoor advertising business.

* MARKET OFFERS FUNDAMENTAL VALUE

As the investment climate has warmed again to risk, investors appear to have rediscovered high-yield bonds as a source of solid high-income potential. Despite the high-yield market's revival over the past couple of months, however, your fund's management team believes prices have not yet caught up to fundamental values. They anticipate a recovery of the high-yield market over the next several months as investors refocus on the economy's continued underlying strength and compelling high-yield valuations.

Though the specter of a credit crunch seems to have receded with three interest-rate cuts in two months by the Federal Reserve Board, your fund's management team continues to focus on companies with limited near-term need for access to capital. The managers plan to continue to emphasize diversification, companies with little exposure to Asia and low commodity price risk, and securities with attractive yields relative to their risk levels.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 20, 1999

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/98, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.


TOTAL RETURN FOR PERIODS ENDED 11/30/98

                                           First Boston
                                     Market High Yield   Consumer
                             NAV     price  Bond Index Price Index
------------------------------------------------------------------------------
6 months                    -9.15%    1.64%   -3.15%      0.74%
------------------------------------------------------------------------------
1 year                      -4.21     7.10     1.73       1.55
------------------------------------------------------------------------------
5 years                     47.66    82.47    48.37      12.48
Annual average               8.11    12.78     8.36       2.38
------------------------------------------------------------------------------
Life of fund (6/25/93)      55.01    67.92    58.76      13.57
Annual average               8.41    10.02     8.91       2.38
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 11/30/98

------------------------------------------------------------------------------
Distributions (number)                  6
------------------------------------------------------------------------------
Income                               $0.692
------------------------------------------------------------------------------
Capital gains                            --
------------------------------------------------------------------------------
 Total                               $0.692
------------------------------------------------------------------------------
Share value                      NAV        Market price
------------------------------------------------------------------------------
5/31/98                         $14.83        $15.375
------------------------------------------------------------------------------
11/30/98                         12.80         14.875
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           10.88%         9.36%
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                                       Market
                                               NAV     price
------------------------------------------------------------------------------
6 months                                     -10.07%    1.92%
------------------------------------------------------------------------------
1 year                                        -6.12     3.97
------------------------------------------------------------------------------
5 years                                       43.47    77.09
Annual average                                 7.49    12.11
------------------------------------------------------------------------------
Life of fund (6/25/93)                        53.54    67.57
Annual average                                 8.08     9.80
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other costs, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
November 30, 1998 (Unaudited)

CORPORATE BONDS AND NOTES (77.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (0.5%)
--------------------------------------------------------------------------------------------------------------------------
        $   190,000  Adams Outdoor Advertising, sr. notes, 10 3/4s, 2006                                    $      203,300
            240,000  Lamar Advertising Co. company guaranty 8 5/8s, 2007                                           252,000
                                                                                                            --------------
                                                                                                                   455,300

Aerospace and Defense (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                 108,900
            260,000  Aviation Sales Co. company guaranty 8 1/8s, 2008                                              257,400
            350,000  BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                              367,500
             80,000  BE Aerospace 144A sr. sub. notes 9 1/2s, 2008                                                  84,400
            125,000  BE Aerospace sr. sub. notes Ser. B, 8s, 2008                                                  122,500
            120,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                      121,200
            200,000  Sequa Corp. med. term notes 10s, 2001                                                         211,718
            125,000  United Defense Industries Inc.
                       company guaranty 8 3/4s, 2007                                                               125,938
                                                                                                            --------------
                                                                                                                 1,399,556

Agriculture (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            668,553  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003
                       (acquired 9/27/96 cost $653,090) (PIK) (RES)                                                675,239
            230,000  Purina Mills, Inc. sr. sub. notes 9s, 2010                                                    236,900
                                                                                                            --------------
                                                                                                                   912,139

Airlines (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Calair LLC company guaranty 8 1/8s, 2008                                                      149,800
            280,000  Canadian Airlines Corp. sec. notes 10s, 2005 (Canada)                                         238,000
            350,000  Cathay International Ltd. 144A sr. notes
                       13s, 2008 (China)                                                                           112,000
            300,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            262,500
            170,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                            119,850
                                                                                                            --------------
                                                                                                                   882,150

Apparel (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  GFSI, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/8s, 9/15/04), 2009 (STP)                                               127,500
            295,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                                  287,625
            135,000  William Carter Co. sr. sub. notes Ser. A, 12s, 2008                                           147,825
                                                                                                            --------------
                                                                                                                   562,950

Automotive Parts (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Aftermarket Technology Corp. sr. sub. notes
                       Ser. D, 12s, 2004                                                                           393,750
            500,000  Cambridge Industries, Inc. company guaranty
                       Ser. B, 10 1/4s, 2007                                                                       430,000
            500,000  Talon Automotive Group sr. sub. notes
                       Ser. B, 9 5/8s, 2008                                                                        480,000
            400,000  Walbro Corp. company guaranty Ser. B, 10 1/8s, 2007                                           384,000
            500,000  Walbro Corp. sr. notes Ser. B, 9 7/8s, 2007                                                   480,000
                                                                                                            --------------
                                                                                                                 2,167,750

Banks (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  252,800
            315,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                        342,512
            140,000  Fuji JGB Inv. LLC 144A FLIRB Ser. A, 9.87s, (Japan)                                            99,525
            290,000  Greenpoint Capital Trust I company guaranty
                       9.1s, 2027                                                                                  308,459
             75,000  Ocwen Capital Trust I company guaranty
                       10 7/8s, 2027                                                                                58,500
            165,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    153,450
            100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      88,000
            150,000  Peoples Heritage Capital Trust company guaranty
                       Ser. B, 9.06s, 2027                                                                         154,662
            150,000  Provident Capital Trust company guaranty 8.6s, 2026                                           164,979
             85,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    86,940
            125,000  Sovereign Capital Trust company guaranty 9s, 2027                                             119,754
            110,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                115,524
                                                                                                            --------------
                                                                                                                 1,945,105

Basic Industrial Products (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            180,000  Insilco Holding Co. 144A sr. disc. notes stepped-coupon
                       zero % (14s, 8/15/03), 2008 (STP)                                                            82,800

Broadcasting (6.5%)
--------------------------------------------------------------------------------------------------------------------------
            750,000  Benedek Communications Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/4s, 5/15/01), 2006 (STP)                                        532,500
            435,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                       zero % (12 3/4s, 2/1/02), 2009 (STP)                                                        356,700
            330,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              344,850
            130,000  Chancellor Media Corp. sr. sub notes
                       Ser. B, 8 1/8s, 2007                                                                        130,000
            620,000  Chancellor Media Corp. 144A sr. notes 8s, 2008                                                633,950
            160,000  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                       174,000
             30,000  Citadel Broadcasting, Inc. 144A sr. sub. notes
                       9 1/4s, 2008                                                                                 31,275
            535,000  Echostar Satellite Broadcast Corp. sr. disc. notes
                       stepped-coupon zero % (13 1/8s, 3/15/00), 2004 (STP)                                        518,950
            575,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             577,875
            510,000  Fox Family Worldwide, Inc. sr. disc. notes
                       stepped-coupon zero % (10 1/4s, 11/1/02), 2007 (STP)                                        341,700
            340,000  Fox/Liberty Networks LLC sr. notes 8 7/8s, 2007                                               350,200
            160,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        152,800
            500,000  Lenfest Communications, Inc. sr. sub. notes
                       10 1/2s, 2006                                                                               566,250
             60,000  Pegasus Communications Corp. 144A
                       sr. notes 9 3/4s, 2006                                                                       60,525
            100,000  Pegasus Media & Communications notes
                       Ser. B, 12 1/2s, 2005                                                                       109,000
            904,000  PHI Holdings, Inc. sr. notes zero %, 2001                                                     697,798
            225,000  Radio One Inc. company guaranty stepped-coupon
                       Ser. B, 7s, (12s, 5/15/00), 2004 (STP)                                                      222,750
            165,000  SFX Entertainment, Inc. 144A company guaranty
                       Ser. B, 9 1/8s, 2008                                                                        165,000
            160,000  SFX Entertainment, Inc. 144A sr. sub. notes
                       9 1/8s, 2008                                                                                160,000
            100,000  TV Azteca Holdings S.A. de C.V. sr. notes
                       11s, 2002 (Mexico)                                                                           87,000
                                                                                                            --------------
                                                                                                                 6,213,123

Building and Construction (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Albecca Inc. 144A sr. sub. notes 10 3/4s, 2008                                                193,800
            110,000  American Architectural Products Corp.
                       company guaranty 11 3/4s, 2007                                                               93,500
            110,000  Building Materials Corp. 144A sr. notes 8s, 2008                                              111,650
             70,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           72,058
            390,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004                                               167,700
            150,000  Presley Cos. sr. notes 12 1/2s, 2001                                                          131,250
             80,000  Republic Group Inc. 144A sr. sub. notes 9 1/2s, 2008                                           77,600
                                                                                                            --------------
                                                                                                                   847,558

Buses (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            715,000  MCII Holdings sec. notes 12s, 2002                                                            543,400

Business Equipment and Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  Cendant Corp. notes 7 1/2s, 2000                                                              160,376
            180,000  Cex Holdings, Inc. 144A sr. sub. notes 9 5/8s, 2008                                           172,800
            100,000  Outsourcing Solutions, Inc. sr. sub. notes
                       Ser. B, 11s, 2006                                                                            95,000
            240,000  U.S. Office Products Co. 144A sr. sub notes
                       9 3/4s, 2008                                                                                168,000
                                                                                                            --------------
                                                                                                                   596,176

Cable Television (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            568,831  Adelphia Communications Corp. sr. notes
                       Ser. B, 9 1/2s, 2004 (PIK)                                                                  594,428
            330,000  Adelphia Communications Corp. 144A sr. notes
                       8 3/8s, 2008                                                                                337,838
            300,000  Affinity Group Holdings sr. notes 11s, 2007                                                   300,000
            500,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                       (United Kingdom) (STP)                                                                      417,500
            795,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                       (United Kingdom) (STP)                                                                      578,363
             80,000  Globo Communicacoes 144A sr. notes
                       10 5/8s, 2008 (Brazil)                                                                       58,800
            190,000  Supercanal Holdings S.A. 144A sr. notes
                       11 1/2s, 2005 (Argentina)                                                                   104,500
             60,000  TeleWest Communications PLC 144A sr. notes
                       11 1/4s, 2008 (United Kingdom)                                                               68,100
            260,000  United International Holdings sr. disc. notes
                       stepped-coupon Ser. B, zero %
                       (10 3/4s, 2/15/03), 2008 (STP)                                                              152,100
                                                                                                            --------------
                                                                                                                 2,611,629

Cellular Communications (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            710,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (11 3/4s, 2/15/03), 2008 (STP)                                               347,900
            215,000  Conecel Holdings 144A notes Ser. A, 14s, 2000                                                  96,750
            615,000  McCaw International Ltd sr. disc. notes stepped-coupon
                       zero % (13s, 4/15/02), 2007 (STP)                                                           332,100
            250,000  MetroNet Communications Corp. sr. disc.
                       stepped-coupon notes zero %
                       (9.95s, 6/15/03), 2008 (Canada) (STP)                                                       155,000
            635,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                       (Luxembourg) (STP)                                                                          446,088
            380,000  NEXTEL Communications, Inc. 144A
                       sr. notes 12s, 2008                                                                         422,750
            330,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/8s, 4/15/03), 2008 (STP)                                        140,663
            530,000  NEXTEL Communications, Inc. sr. disc. notes
                       stepped-coupon zero % (10.65s, 9/15/02), 2007 (STP)                                         351,125
            110,000  Price Communications Wireless Inc. 144A
                       sr. notes 9 1/8s, 2006                                                                      114,400
                                                                                                            --------------
                                                                                                                 2,406,776

Chemicals (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                  295,500
            150,000  Geo Specialty Chemicals 144A sr. sub. notes
                       10 1/8s, 2008                                                                               145,500
            140,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               137,550
            200,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (Canada)                                                                       161,000
            215,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                                 107,500
                                                                                                            --------------
                                                                                                                   847,050

Computer Services and Software (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               71,400
            440,000  IPC Information Systems sr. disc. notes
                       stepped-coupon zero % (10 7/8s, 11/1/01), 2008 (STP)                                        277,200
            240,000  PSINet, Inc. 144A sr. notes 11 1/2s, 2008                                                     254,400
            120,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                      120,000
            285,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          326,325
            110,000  Verio Inc. 144A sr. notes 11 1/4s, 2008                                                       113,850
                                                                                                            --------------
                                                                                                                 1,163,175

Conglomerates (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     252,500

Consumer Durable Goods (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Hedstrom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12s, 6/1/02), 2009 (STP)                                                             19,200
            170,000  Sealy Mattress Co. company guaranty stepped-coupon
                       Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                              102,000
                                                                                                            --------------
                                                                                                                   121,200

Consumer Non Durables (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Amscan Holdings, Inc. sr. sub. notes 9 7/8s, 2007                                              56,400
            105,000  Doane Products Co. 144A sr. sub. notes 9 3/4s, 2007                                           107,363
            220,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  184,800
            215,000  Viasystems Inc. sr. sub notes 9 3/4s, 2007                                                    213,925
                                                                                                            --------------
                                                                                                                   562,488

Consumer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Protection One, Inc. sr. disc. notes stepped-coupon
                       zero %, (13 5/8s, 6/30/00), 2005 (STP)                                                      102,600

Containers (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2005                                              100,000
            320,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          345,600
             50,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           50,192
            605,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      598,950
            150,000  Riverwood International Corp. company guaranty
                       10 7/8s, 2008                                                                               142,500
            250,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                               257,500
                                                                                                            --------------
                                                                                                                 1,494,742

Cosmetics (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  French Fragrances, Inc. company guaranty
                       Ser. D, 10 3/8s, 2007                                                                       151,500
            120,000  Revlon, Inc. 144A sr. notes 9s, 2006                                                          123,600
                                                                                                            --------------
                                                                                                                   275,100

Electric Utilities (2.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,600,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                            1,859,232
            508,193  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          547,253
            362,069  Subic Power Corp. 144A sec. 9 1/2s, 2008                                                      253,448
                                                                                                            --------------
                                                                                                                 2,659,933

Electrical Equipment (--%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Samsung Electronics 144A company guaranty
                       9 3/4s, 2003                                                                                 36,400

Electronic Components (1.3%)
--------------------------------------------------------------------------------------------------------------------------
             75,000  Celestica International Ltd. 144A sr. sub. notes
                       10 1/2s, 2006 (Canada)                                                                       82,125
            103,416  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                              101,348
            121,894  Cirent Semiconductor 144A sr. sub. notes
                       10.14s, 2004                                                                                119,456
            125,000  Details, Inc. sr. sub. notes Ser. B, 10s, 2005                                                123,750
            160,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             155,600
            420,000  Metromedia Fiber Network, Inc. 144A sr. notes
                       10s, 2008                                                                                   433,650
            140,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        144,200
             55,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   53,350
                                                                                                            --------------
                                                                                                                 1,213,479

Energy-Related (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          304,500
             30,000  Gothic Energy Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (14 1/8s, 5/1/03), 2006 (STP)                                                 10,500
            150,000  Gothic Production Corp. company guaranty
                       Ser. B, 11 1/8s, 2005                                                                       123,000
            330,000  Niagara Mohawk Power Corp. sr. notes
                       Ser. G, 7 3/4s, 2008                                                                        351,410
            360,000  Niagara Mohawk Power Corp. sr. disc. notes
                       stepped-coupon Ser. H, zero %
                       (8 1/2s, 7/3/03), 2010 (STP)                                                                270,900
            545,000  Panda Global Energy Co. company guaranty
                       12 1/2s, 2004 (China)                                                                       272,500
            130,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        94,900
            220,000  York Power Funding 144A notes 12s, 2007
                       (Cayman Islands)                                                                            217,800
                                                                                                            --------------
                                                                                                                 1,645,510

Environmental Control (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             95,000  ATC Group Services Inc. company guaranty 12s, 2008                                             28,500
            195,000  Allied Waste Industries, Inc. company guaranty
                       10 1/4s, 2006                                                                               228,150
            355,000  Allied Waste Industries, Inc. sr. disc. notes stepped-coupon
                       zero % (11.3s, 6/1/02), 2007 (STP)                                                          305,300
                                                                                                            --------------
                                                                                                                   561,950

Financial Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            345,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  148,350
             20,000  APP Intl. Finance Co,11 3/4s, 2005                                                             17,000
            250,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                          257,500
            220,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                   173,800
            120,000  Dine S.A. de C.V. company guaranty
                       8 3/4s, 2007 (Mexico)                                                                       105,600
            730,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/2s, 03/01/03), 2008 (STP)                                              197,100
            155,000  Imperial Credit Capital Trust I 144A
                       company guaranty 10 1/4s, 2002                                                              116,250
            175,000  Investors Capital Trust I company guaranty
                       Ser. B, 9.77s, 2027                                                                         191,625
             90,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         75,600
            300,000  Netia Holdings B.V. 144A company guaranty
                       10 1/4s, 2007 (Poland)                                                                      264,000
             50,000  Netia Holdings B.V. 144A company guaranty
                       stepped-coupon zero % (11 1/4s, 11/1/01), 2007
                       (Poland) (STP)                                                                               30,500
            525,000  Pindo Deli Finance Mauritius Ltd. company guaranty
                       10 3/4s, 2007 (Indonesia)                                                                   307,125
            350,000  Resource America Inc. 144A sr. notes 12s, 2004                                                294,000
                                                                                                            --------------
                                                                                                                 2,178,450

Food and Beverages (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Canandaigua Wine Co. sr. sub. notes
                       Ser. C, 8 3/4s, 2003                                                                        255,000
            320,000  RAB Enterprises, Inc. 144A sr. notes 10 1/2s, 2005                                            292,800
                                                                                                            --------------
                                                                                                                   547,800

Food Chains (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Ameriserve Food Co. company guaranty 8 7/8s, 2006                                             215,050
             50,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         54,500
            250,000  Aurora Foods, Inc. 144A ser. sub. notes
                       Ser. D, 9 7/8s, 2007                                                                        272,500
            235,000  Fleming Companies, Inc. company guaranty
                       Ser. B, 10 1/2s, 2004                                                                       230,300
            300,000  Nebco Evans Holding Co. sr. disc. notes stepped-coupon
                       zero % (12 3/8s, 7/15/02), 2007 (STP)                                                       144,000
            500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     425,000
                                                                                                            --------------
                                                                                                                 1,341,350

Health Care (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  Conmed Corp. company guaranty 9s, 2008                                                        402,000
            260,000  Fresenius Medical Capital Trust I company guaranty
                       9s, 2006 (Germany)                                                                          271,700
            290,000  Fresenius Medical Capital Trust II company guaranty
                       7 7/8s, 2008 (Germany)                                                                      287,825
            320,000  Global Health Sciences company guaranty 11s, 2008                                             217,600
            220,000  Hudson Respiratory Care, Inc. sr. sub. notes
                       9 1/8s, 2008                                                                                168,300
            200,000  Integrated Health Services, Inc. sr. sub. notes
                       Ser. A, 9 1/2s, 2007                                                                        197,500
            300,000  Integrated Health Services, Inc. sr. sub. notes
                       Ser. A, 9 1/4s, 2008                                                                        292,500
            480,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2007                                                                        393,600
            100,000  Mariner Post-Acute Network, Inc. sr. sub. notes
                       stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                       2007 (STP)                                                                                   49,000
            130,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 110,968
            460,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                418,600
            120,000  Paragon Corp. Holdings, Inc. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                        100,800
            305,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                268,400
            150,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     155,250
                                                                                                            --------------
                                                                                                                 3,334,043

Hospital Management and Medical Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            390,000  MedPartners, Inc. sr. notes 7 3/8s, 2006                                                      326,313

Lodging (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Epic Resorts LLP 144A sr. notes 13s, 2005                                                     142,500
            460,000  HMH Properties, Inc. company guaranty
                       Ser. B, 7 7/8s, 2008                                                                        453,100
            300,000  Raintree Resorts International, Inc. sr. notes
                       Ser. B, 13s, 2004                                                                           180,000
                                                                                                            --------------
                                                                                                                   775,600

Media (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              9,407  Australis Media, Ltd. sr. disc. notes stepped-coupon
                       1 3/4s, (15 3/4s 5/15/00), 2003 (Australia)
                       (In default) (NON) (STP) (PIK)                                                                   71
            500,000  RBS Participacoes S.A. 144A company guaranty
                       11s, 2007 (Brazil)                                                                          340,000
            250,000  Viacom International, Inc. sub. deb. 8s, 2006                                                 258,125
                                                                                                            --------------
                                                                                                                   598,196

Medical Supplies and Devices (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Dade International, Inc. sr. sub. notes
                       Ser. B, 11 1/8s, 2006                                                                       206,150
          1,000,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                                     1,150,000
            250,000  Mediq, Inc. company guaranty 11s, 2008                                                        235,000
            180,000  Mediq, Inc. deb. zero %, 2009                                                                  84,600
            350,000  Wright Medical Technology, Inc. 144A notes
                       Ser. C, 11 3/4s, 2000                                                                       210,000
                                                                                                            --------------
                                                                                                                 1,885,750

Metals and Mining (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Acindar Industria Argentina de Aceros S.A. bonds
                       11 1/4s, 2004 (Argentina)                                                                    60,200
            170,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                          147,900
             90,000  Kaiser Aluminum & Chemical Corp. sr. sub. notes
                       12 3/4s, 2003                                                                                89,100
            160,000  Lodestar Holding, Inc. 144A sr. notes 11 1/2s, 2005                                           126,400
                                                                                                            --------------
                                                                                                                   423,600

Motion Picture Distribution (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           235,750
            260,000  Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008                                                273,000
            250,000  United Artists Theatre 144A sr. sub. notes 9 3/4s, 2008                                       245,000
                                                                                                            --------------
                                                                                                                   753,750

Oil and Gas (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            205,000  Abraxas Petroleum Corp. Ser. D company guaranty
                       11 1/2s, 2004                                                                               176,300
             30,000  American Eco Corp. company guaranty
                       Ser. B, 9 5/8s, 2008                                                                         19,500
             30,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    18,300
             20,000  Chesapeake Energy Corp. company guaranty
                       Ser. B, 9 5/8s, 2005                                                                         18,300
            250,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                                215,000
             70,000  Coho Energy, Inc. sr. sub. notes 8 7/8s, 2007                                                  65,275
            150,000  Eagle Geophysical, Inc. company guaranty
                       Ser. B, 10 3/4s, 2008                                                                       135,000
            140,000  Gulf Canada Resources, Ltd. sr. notes
                       8 3/8s, 2005 (Canada)                                                                       144,200
            150,000  Michael Petroleum Corp. sr. notes
                       Ser. B, 11 1/2s, 2005                                                                       120,000
            170,000  Northern Offshore 144A company guaranty
                       10s, 2005                                                                                   108,800
            120,000  Ocean Energy, Inc. company guaranty
                       Ser. B, 8 7/8s, 2007                                                                        124,800
            150,000  Ocean Energy, Inc. company guaranty
                       Ser. B, 8 3/8s, 2008                                                                        156,750
            100,000  Panaco, Inc. company guaranty Ser. B, 10 5/8s, 2004                                            79,000
            120,000  Southwest Royalties, Inc. company guaranty
                       10 1/2s, 2004                                                                                61,200
          2,300,000  Transamerican Energy sr. disc. notes stepped-coupon
                       Ser. B, zero % (13s, 6/15/99), 2002 (STP)                                                   805,000
            780,000  Transamerican Energy sr. notes Ser. B, 11 1/2s, 2002                                          296,400
            402,000  TransTexas Gas Corp. sr. sub. notes Ser. D, 13 3/4s, 2001                                     321,600
                                                                                                            --------------
                                                                                                                 2,865,425

Paper and Forest Products (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  APP Finance II Mauritius Ltd. bonds 12s,
                       (16s, 2/15/04) 2049 (Indonesia) (STP)                                                       120,000
             20,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          19,369
            185,000  Huntsman Packaging Corp. company guaranty
                       9 1/8s, 2007                                                                                185,000
            250,000  Impac Group Inc. company guaranty Ser. B,
                       10 1/8s, 2008                                                                               246,250
            420,000  Indah Kiat Financial Mauritius Ltd. company guaranty
                       10s, 2007 (Indonesia)                                                                       268,800
            380,000  PT Pabrik Kertas Tjiwi Kimia company guaranty
                       10s, 2004 (Indonesia)                                                                       245,100
             15,000  Repap New Brunswick sr. notes
                       10 5/8s, 2005 (Canada)                                                                       11,700
             45,000  Repap New Brunswick 144A sr. notes
                       9s, 2004 (Canada)                                                                            44,100
            300,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               305,250
                                                                                                            --------------
                                                                                                                 1,445,569

Pharmaceuticals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             80,000  Biovail Corp. International 144A sr. notes
                       10 7/8s, 2005                                                                                81,200
            320,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                       9 1/4s, 2005                                                                                316,800
                                                                                                            --------------
                                                                                                                   398,000

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 38,500

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Perry-Judd company guaranty 10 5/8s, 2007                                                     115,500
             61,472  Von Hoffman Press, Inc. 144A sr. sub. notes
                       13 1/2s, 2009                                                                                63,931
             85,000  Von Hoffman Press, Inc. 144A sr. sub. notes
                       10 3/8s, 2007                                                                                87,975
                                                                                                            --------------
                                                                                                                   267,406

Railroads (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                             172,800

Recreation (3.5%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  Argosy Gaming Co. company guaranty 13 1/4s, 2004                                              358,400
            250,000  Aztar Corp. sr. sub. notes 13 3/4s, 2004                                                      267,500
            155,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                  171,275
             90,000  Circus Circus Enterprises, Inc. sr. sub. notes
                       9 1/4s, 2005                                                                                 92,700
             70,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          62,992
            500,000  Coast Hotels & Casinos, Inc. company guaranty
                       Ser. B, 13s, 2002                                                                           560,000
            380,000  Fitzgeralds Gaming Corp. company guaranty
                       12 1/4s, 2004                                                                               216,600
            120,000  Isle of Capri Black Hawk LLC 1st mortgage
                       Ser. B, 13s, 2004                                                                           122,400
            357,000  Louisiana Casino Cruises Corp. 1st mtge.
                       11 1/2s, 1998                                                                               357,000
            225,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon
                       zero %, (10s, 4/1/03), 2008 (STP)                                                           153,000
            525,000  PRT Funding Corp. sr. notes 11 5/8s, 2004 (In Default)                                        288,750
            250,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        260,000
            430,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            434,300
                                                                                                            --------------
                                                                                                                 3,344,917

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           243,750

Retail (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            280,000  Amazon.com Inc. sr. disc. notes stepped-coupon zero %
                       (10s, 05/01/03), 2008 (STP)                                                                 184,800
             80,000  Guitar Center Management Co. 144A sr. notes
                       11s, 2006                                                                                    84,800
             90,000  Home Interiors & Gifts, Inc. 144A sr. sub. notes
                       10 1/8s, 2008                                                                                88,425
            600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    618,000
            100,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                     98,000
             95,000  William Carter Co. sr. sub. notes Ser. A, 10 3/8s, 2006                                       104,025
                                                                                                            --------------
                                                                                                                 1,178,050

Satellite Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Golden Sky Systems 144A sr. sub. notes
                       12 3/8s, 2006                                                                               240,350
             70,000  TCI Satellite Entertainment, Inc. sr. sub. notes
                       10 7/8s, 2007                                                                                28,000
                                                                                                            --------------
                                                                                                                   268,350

Semiconductors (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  AMSC Acquisition Co. Inc., company guaranty
                       Ser. B, 12 1/4s, 2008                                                                       165,000
            505,165  Fairchild Semiconductor Corp. 144A sr. sub. notes
                       11.74s, 2008 (PIK)                                                                          414,235
            330,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             250,800
                                                                                                            --------------
                                                                                                                   830,035

Shipping (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Johnstown America Industries, Inc. company guaranty
                       Ser. C, 11 3/4s, 2005                                                                       200,450
            120,000  MC Shipping, Inc. sr. notes Ser. B, 11 1/4s, 2008                                              78,000
                                                                                                            --------------
                                                                                                                   278,450

Specialty Consumer Products (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                      202,400

Steel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             152,800

Telecommunications (12.2%)
--------------------------------------------------------------------------------------------------------------------------
            385,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                        161,700
            500,000  Barak I.T.C. sr. disc. notes stepped-coupon
                       Ser. B, zero % (12 1/2s, 11/15/02), 2007 (STP)                                              257,500
            150,000  CapRock Communications Corp. sr. notes
                       Ser. B, 12s, 2008                                                                           142,500
            110,000  Charter Communications International, Inc.
                       disc. notes stepped-coupon Ser. B, zero %
                       (14s, 3/15/01), 2007 (STP)                                                                   97,900
             85,000  Consorcio Ecuatoriano notes 14s, 2002 (Ecuador)                                                46,750
            640,000  Covad Communications Group sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                                       320,000
            500,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  240,000
            200,000  Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                       (United Kingdom)                                                                            202,000
            800,000  Focal Communications Corp. sr. disc. notes,
                       stepped-coupon zero % (12 1/8s, 02/15/03), 2008 (STP)                                       432,000
            940,000  Global Crossing Holdings, Ltd. company guaranty
                       9 5/8s, 2008                                                                              1,005,800
          1,050,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 15/15/00),
                       2005 (STP)                                                                                  766,500
            220,000  Hyperion Telecommunications, Inc. sr. notes
                       Ser. B, 12 1/4s, 2004                                                                       227,700
            140,000  Hyperion Telecommunications, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                    104,650
            300,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (13 1/2s, 9/15/00), 2005 (STP)                                                       250,500
          1,410,000  ICG Services, Inc. sr. disc. notes stepped-coupon
                       zero % (9 7/8s, 5/1/03), 2008 (STP)                                                         726,150
            220,000  Intermedia Communications, Inc. sr. notes
                       Ser. B, 8.6s, 2008                                                                          214,500
          1,200,000  International Cabletel, Inc. sr. notes stepped-coupon
                       Ser. B, zero % (11 1/2s, 2/01/01), 2006 (STP)                                             1,017,000
            270,000  IXC Communications, Inc. sr. sub. notes 9s, 2008                                              272,700
          1,260,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       617,400
            700,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon
                       zero %, (11 7/8s, 10/15/02), 2007 (STP)                                                     343,000
            130,000  L-3 Communications Corp. sr. sub. notes Ser. B,
                       10 3/8s, 2007                                                                               143,000
            100,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                          102,750
            120,000  MetroNet Communications Corp. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 11/1/02),
                       2007 (Canada) (STP)                                                                          79,200
            390,000  MetroNet Communications Corp. 144A sr. notes
                       10 5/8s, 2008                                                                               417,300
            150,000  Microcell Telecommunications sr. disc. notes
                       stepped-coupon Ser. B, zero % (14s, 12/1/01), 2006
                       (Canada) (STP)                                                                              112,875
            320,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         241,600
            500,000  Primus Telecom Group sr. notes 11 3/4s, 2004                                                  520,000
          1,000,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (8.29s, 2/1/03), 2008 (STP)                                           752,500
            455,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-
                       coupon Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                        186,550
            300,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                291,000
            280,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        267,400
            430,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               455,800
            150,000  USN Communications, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (14 5/8s, 8/15/00), 2004 (STP)                                                22,500
            180,000  Versatel Teleco 144A sr. notes 13 1/4s, 2008                                                  179,820
             80,000  Vialog Corp. company guaranty 12 3/4s, 2001                                                    64,000
            320,000  WinStar Communications. Inc. sr. sub. notes 15s, 2007                                         316,800
            150,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                         117,000
                                                                                                            --------------
                                                                                                                11,716,345

Telephone Services (4.3%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     385,000
            200,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      168,000
            160,000  E. Spire Communications, Inc. sr. notes 13 3/4s, 2007                                         172,000
            140,000  Facilicom International sr. notes Ser. B., 10 1/2s, 2008                                      114,800
            280,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               281,400
            210,000  Globo Communicacoes 144A company guaranty
                       10 1/2s, 2006 (Brazil)                                                                      153,300
            450,000  Intermedia Communications, Inc. sr. notes
                       Ser. B, 8 1/2s, 2008                                                                        436,500
            143,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                        155,870
            690,000  Firstworld Communication Corp. sr. disc. notes
                       stepped-coupon zero %, (13s, 4/15/03), 2008 (STP)                                           200,100
            240,000  Long Distance International, Inc. 144A sr. notes
                       12 1/4s, 2008                                                                               192,000
             65,000  MJD Communications, Inc. sr. sub. notes
                       Ser. B, 9 1/2s, 2008                                                                         65,000
             80,000  MJD Communications, Inc. notes Ser. B, FRN,
                       9.16s, 2008                                                                                  76,800
            190,000  NTL Inc. 144A sr. notes 11 1/2s, 2008
                       (United Kingdom)                                                                            212,097
            430,000  NTL Inc. sr. notes Ser. B, 10s, 2007
                       (United Kingdom)                                                                            447,200
            100,000  OnePoint Communications, Corp. 144A sr. notes
                       14 1/2s, 2008                                                                                55,900
            160,000  Primus Telecommunications Group, Inc. sr. notes
                       Ser. B, 9 7/8s, 2008                                                                        146,400
            330,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                             189,750
            130,000  RSL Communications, Ltd. company guaranty
                       9 1/8s, 2008                                                                                120,900
            200,000  RSL Communications, Ltd. company guaranty,
                       stepped-coupon zero % (10 1/8s, 3/1/03), 2008 (STP)                                         113,000
            100,000  Transtel S.A. 144A pass through certificates
                       12 1/2s, 2007 (Colombia)                                                                     35,000
            725,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                              409,625
                                                                                                            --------------
                                                                                                                 4,130,642

Textiles (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            340,000  Galey & Lord Inc. company guaranty 9 1/8s, 2008                                               311,100
            140,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         139,300
             90,000  Polymer Group, Inc. company guaranty
                       Ser. B, 8 3/4s, 2008                                                                         88,200
                                                                                                            --------------
                                                                                                                   538,600

Transportation (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 136,500

Wireless Communications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            410,000  Allbritton Communications Co. sr. sub. notes
                       Ser. B, 8 7/8s, 2008                                                                        414,100
            180,000  Comcast Cellular Holdings sr. notes Ser. B, 9 1/2s, 2007                                      194,400
            140,000  CTI Holdings S.A. sr. notes stepped-coupon
                       zero % (11 1/2s,4/15/03), 2008 (STP)                                                         63,700
            200,000  Dobson Wireline Co. 144A sr. notes 12 1/4s, 2008                                              184,000
            200,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         202,000
            300,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                     147,000
            115,000  Telesystem International Wireless Inc. sr. disc. notes stepped-coupon Ser. C, zero %,
                       (10 1/2s, 11/1/02), 2007 (STP)                                                               46,000
            420,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 1/2s, 3/1/03), 2008 (STP)                                                        215,250
                                                                                                            --------------
                                                                                                                 1,466,450
                                                                                                            --------------
                     Total Corporate Bonds and Notes
                       (cost $81,543,496)                                                                   $   74,402,380

PREFERRED STOCKS (8.1%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,240  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                    $      320,580

Broadcasting (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            200,000  Acme Television Ser. B, company guaranty stepped-coupon
                       zero % (10 7/8s, 9/30/00) 2004 (STP)                                                        157,500
              1,409  Capstar Broadcasting Inc. 144A $12.00 pfd.                                                    167,671
              2,385  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         284,411
                298  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                   279,375
              1,830  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. (PIK)                                             219,600
                568  Spanish Broadcasting Systems $14.25 cum. pfd. (PIK)                                           572,260
                                                                                                            --------------
                                                                                                                 1,680,817

Building and Construction (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              6,403  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            721,938

Cable Television (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             33,000  Diva Systems Corp. Ser. D, $6.00 pfd.                                                         297,000
                 36  Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                            315,000
                                                                                                            --------------
                                                                                                                   612,000

Cellular Communications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                227  Dobson Communications 144A $12.25 pfd. (PIK)                                                  208,840
              1,168  NEXTEL Communications, Inc. Ser. D, $13.00
                       cum. pfd. (PIK)                                                                           1,197,200
                                                                                                            --------------
                                                                                                                 1,406,040

Communications (0.7%)
--------------------------------------------------------------------------------------------------------------------------
                683  Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                            706,905

Computer Services (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                123  Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                            103,320

Food Chains (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              1,794  Nebco Evans Holding Co. 144A $11.25 pfd. (PIK)                                                 89,700

Insurance (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             14,500  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 406,000

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              4,997  AmeriKing, Inc. $3.25 pfd. (PIK)                                                              124,925

Satellite Services (--%)
--------------------------------------------------------------------------------------------------------------------------
                  4  Echostar Communications, Inc. $12.125 pfd. (PIK)                                                4,400

Telecommunications (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                235  21st Century Telecom Group 144A
                       $13.75 cum. pfd. (PIK)                                                                      152,750
                254  Hyperion Telecommunications Ser. B, $12.875 pfd. (PIK)                                        210,820
                411  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    428,468
              6,843  Nextlink Communications, Inc. 144A $7.00 cum. pfd.                                            366,101
                 15  NTL Inc. 144A Ser. B, $13.00 pfd. (PIK)                                                        15,975
                330  WinStar Communications, Inc. 144A
                       $14.25 cum. pfd. (PIK)                                                                      280,500
                                                                                                            --------------
                                                                                                                 1,454,614

Telephone Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                224  E. Spire Communications, Inc. 12.75% pfd. (PIK)                                               145,600
                364  Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                                                     21,840
                                                                                                            --------------
                                                                                                                   167,440
                                                                                                            --------------
                     Total Preferred Stocks (cost $8,249,071)                                               $    7,798,679

UNITS (3.2%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                550  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (In Default)
                       (Australia) (STP) (NON)                                                              $        4,125
                170  Bestel S.A.de CV units, stepped-coupon zero %
                       (12 3/4s,5/15/03), 2005 (STP)                                                               102,000
                150  Birch Telecom, Inc. 144A units 14s, 2008                                                      139,500
                 44  Celcaribe S.A. 144A units 13 1/2s, 2004 (Colombia)                                            858,000
                620  Diva Systems Corp. 144A units stepped-coupon zero %
                       (13s, 5/15/01), 2008 (STP)                                                                  186,000
                180  Mediq Inc. 144A units, stepped-coupon zero %
                       (13s, 6/1/03) 2009 (STP)                                                                          2
                370  Network Plus units 13 1/2s, 2009                                                              370,000
                500  Signature Brands USA, Inc. units 13s, 2002                                                    560,000
                280  Transamerican Refining units 16s, 2003                                                         98,000
                 70  Versatel Telecom units 13 1/4s, 2008                                                           70,700
                450  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                                   466,875
              2,950  XCL Ltd. 144A units cv. cum. pfd. 9 1/2s, 2006 (PIK)                                          247,800
                                                                                                            --------------
                     Total Units (cost $3,462,092)                                                          $    3,103,002

CONVERTIBLE BONDS AND NOTES (2.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $   650,000  Argosy Gaming cv. sub. notes 12s, 2001                                                 $      654,063
            275,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                                243,031
            140,000  GST Telecommunications, Inc. cv. sr. disc. notes
                       stepped-coupon zero %, (13 7/8s, 12/15/00), 2005 (STP)                                      140,000
            200,000  Integrated Device Technology, Inc. cv. sub. notes
                       5 1/2s, 2002                                                                                138,250
            260,000  Jacor Communications, Inc. cv. sr. notes zero %, 2011                                         211,575
            280,000  Polymax 144A cv. notes 2s, 2006                                                               110,600
            800,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                       stepped-coupon zero % (14s, 10/15/00), 2005 (STP)                                         1,000,000
                                                                                                            --------------
                     Total Convertible Bonds and Notes
                       (cost $2,200,716)                                                                    $    2,497,519

COMMON STOCKS (1.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                100  AmeriKing, Inc. (NON)                                                                  $        4,000
              1,800  Axia Holding Inc. 144A (NON)                                                                   25,200
             10,520  CellNet Data Systems, Inc. (NON)                                                               61,805
             10,124  Chesapeake Energy Corp. (NON)                                                                  13,921
              3,333  Finlay Enterprises, Inc.                                                                       26,456
              1,000  French Fragrances Inc. (NON)                                                                    6,500
              2,426  Hedstrom Holdings, Inc. 144A                                                                    2,426
                175  Mothers Work, Inc. (NON)                                                                        2,100
                150  Paging Do Brazil Holdings Co., LLC Class B, (Brazil)                                                2
                244  Premium Holdings (L.P.) 144A (NON)                                                                978
             57,579  PSF Holdings LLC Class A
                       (acquired 3/15/95 cost $1,982,405) (NON) (RES)                                            1,008,784
             12,750  Specialty Foods Corp. 144A (NON)                                                                  638
                                                                                                            --------------
                     Total Common Stocks (cost $2,229,271)                                                  $    1,152,810

WARRANTS (0.7%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                220  21st Century Telecom Group 144A                                            2/15/10     $        6,600
                700  Allegiance Telecom, Inc.                                                   2/3/08              11,200
                250  American Mobile Satellite Corp.                                            4/1/08               1,250
             25,000  Becker Gaming Corp. 144A                                                   11/15/00                 3
              4,550  Capital Gaming International, Inc.                                         2/1/99                 182
              1,490  Cellnet Data Systems, Inc.                                                 6/15/00             29,800
             14,500  CGA Group Ltd. 144A                                                        1/1/04                 290
                300  Club Regina, Inc. 144A                                                     12/1/04                300
                200  Colt Telecommunications Group PLC                                          12/31/06            48,000
                250  Comunicacion Cellular 144A (Colombia)                                      11/15/20            17,250
                 70  Concentric Network Corp.                                                   12/15/07             8,400
              2,902  Consorcio Ecuatoriano 144A                                                 10/1/00              1,451
                640  Covad Communications Group 144A                                            3/15/08              6,400
              3,650  DTI Holdings Inc.                                                          3/1/08                 183
                150  Epic Resorts                                                               6/15/05                  2
                190  Esat Holdings, Inc. (Ireland)                                              2/1/07              12,635
                690  Firstworld Communication                                                   4/15/08              6,900
                500  Fitzgerald Gaming Co. 144A                                                 3/15/99                250
              8,269  Fitzgeralds Gaming Co.                                                     3/15/99              4,134
                270  Hyperion Telecommunications 144A                                           4/15/01             16,557
                180  Insilco Holding Co.                                                        8/15/08                  1
              6,691  Intelcom Group 144A                                                        10/15/05           140,511
                450  Intermedia Communications, Inc.                                            6/1/00              21,177
                200  International Wireless Communications
                       Holdings 144A                                                            8/15/01                  2
              1,250  Iridium World Com 144A                                                     7/15/05            193,750
                800  KMC Telecom Holdings, Inc.                                                 4/15/08              2,000
                700  Knology Holdings, Inc. 144A                                                10/15/07             1,050
                240  Long Distance International, Inc. 144A                                     4/13/08                600
                492  Louisiana Casino Cruises, Inc. 144A                                        12/1/98             17,220
                815  McCaw International Ltd.                                                   4/15/07              3,260
                500  NEXTEL Communications Inc.                                                 1/1/99                   1
                100  Onepoint Communications, Inc.                                              6/1/08                 100
                200  Orbital Imaging Corp. 144A                                                 3/1/05               8,000
              6,900  Pagemart, Inc. 144A                                                        12/31/03            55,200
                320  Pathnet, Inc. 144A                                                         4/15/08              3,200
              1,820  Rhythms Netcon 144A                                                        5/15/08             13,650
                215  Spanish Broadcasting Systems 144A                                          6/30/99             44,075
                155  Sterling Chemicals Holdings                                                8/15/08              1,860
              1,045  UIH Australia/Pacific, Inc. 144A                                           5/15/06              5,225
              1,500  USN Communications Inc.                                                    8/15/00                188
                180  Versatel 144A                                                              5/15/08              2,160
                 80  Vialog Corp.                                                               11/15/01             1,040
                101  Wright Medical Technology, Inc. 144A                                       6/30/03                  1
                                                                                                            --------------
                     Total Warrants (cost $708,314)                                                         $      686,058

CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,200  Chancellor Media Corp. $3.00 cv. cum. pfd.                                             $       96,900
              1,195  Chesapeake Energy Corp. 144A $3.50 cv. cum. pfd.                                               21,510
                421  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd. (PIK)                                                 35,355
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $229,402)                                     $      153,765

SHORT-TERM INVESTMENTS (5.6%) (a) (cost $5,346,787)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $5,346,000  Interest in $525,650,000 joint repurchase agreement dated November 30, 1998 with SBC Warburg
                       Securities due 12/1/98 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $5,346,787 for an effective yield of 5.30%                                           $    5,346,787
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $103,969,149) (b)                                              $   95,141,000
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $96,067,847.

  (b) The aggregate identified cost on a tax basis is $103,969,862, resulting in gross unrealized appreciation and depreciation of $3,853,971 and $12,682,833, respectively, or net unrealized depreciation of $8,828,862.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1998 was $1,684,023 or 1.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at November 30, 1998, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1998 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $103,969,149) (Note 1)                                            $ 95,141,000
-----------------------------------------------------------------------------------------------
Cash                                                                                     72,574
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,985,610
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          585,855
-----------------------------------------------------------------------------------------------
Total assets                                                                         97,785,039

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   870,769
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                        590,291
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            177,611
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               22,169
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           10,499
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                742
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   45,111
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,717,192
-----------------------------------------------------------------------------------------------
Net assets                                                                         $ 96,067,847

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $105,946,586
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            389,799
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (1,440,389)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (8,828,149)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $ 96,067,847

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($96,067,847 divided by 7,507,107 shares)                      $12.80
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1998 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                           $   445,053
-----------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $21)                                           4,996,507
-----------------------------------------------------------------------------------------------
Total investment income                                                               5,441,560

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        391,579
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           82,465
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        6,374
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,392
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              384
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  14,969
-----------------------------------------------------------------------------------------------
Auditing                                                                                 27,214
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,482
-----------------------------------------------------------------------------------------------
Postage                                                                                  16,093
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                     8,085
-----------------------------------------------------------------------------------------------
Other                                                                                    23,253
-----------------------------------------------------------------------------------------------
Total expenses                                                                          576,290
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (5,642)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            570,648
-----------------------------------------------------------------------------------------------
Net investment income                                                                 4,870,912
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (2,702,964)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (12,238,520)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (14,941,484)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(10,070,572)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1998*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  4,870,912    $ 10,807,578
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (2,702,964)      5,444,693
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (12,238,520)       (287,467)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                           (10,070,572)     15,964,804
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (5,194,518)    (10,321,574)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (15,265,090)      5,643,230

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 111,332,937     105,689,707
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $389,799 and $713,405, respectively)                                     $ 96,067,847    $111,332,937
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                                     7,507,107       7,507,107
---------------------------------------------------------------------------------------------------------------
*Unaudited

 The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended                                                                           For the period
Per-share                         Nov. 30                                                                          June 25, 1993+
operating performance           (Unaudited)                             Year ended May 31                            to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $14.83           $14.08           $13.78           $13.04           $13.40           $14.01(c)
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .65             1.44             1.34             1.27             1.32             1.23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (1.99)             .69              .29              .79             (.36)            (.59)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (1.34)            2.13             1.63             2.06              .96              .64
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.69)           (1.38)           (1.33)           (1.30)           (1.32)           (1.22)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --             (.02)              --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.69)           (1.38)           (1.33)           (1.32)           (1.32)           (1.25)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.80           $14.83           $14.08           $13.78           $13.04           $13.40
------------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                    $14.875          $15.375          $14.375          $13.750          $13.125          $13.375
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)              1.64*           16.96            14.88            15.30             9.20            (2.52)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $96,068         $111,333         $105,690         $103,466          $97,901         $100,615
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .57*            1.05             1.06             1.04             1.00             1.00*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           4.78*            9.75             9.70             9.49            10.32             8.82*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             21.30*           85.45            62.57            74.70           103.91            80.21*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arangements.  Prior period ratios exclude these amounts. (Note 2)

(c) Represents initial net asset value of $14.07 less offering expenses of approximately $0.06.




Notes to financial statements
November 30, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees or dealers, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,884. These expenses have been fully amortized over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1998, fund expenses were reduced by $5,642 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $560 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended November 30, 1998, purchases and sales of investment securities other than short-term investments aggregated $20,837,543 and $24,451,350, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Robert M. Paine
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our website (www.putnaminv.com) any time for up-to-date information about the fund's NAV.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

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